Leases payable (Details) - Schedule of financial lease assets - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current
Financial lease sugarcane fields		R$ 287
Operating leases - IFRS 16	30,545	25,562
Current net	30,545	25,849
Non-current
Financial lease sugarcane fields	97,223	34,011
Operating leases - IFRS 16	71,227	92,503
Non-current net	168,450	126,514
Total	R$ 198,995	R$ 152,363